Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Cash	$ 141,201	$ 275,665
Class A Ordinary Shares [Member] | Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants are exercisable to purchase (in Shares)	20,150,000	20,150,000